FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Details 1) - SEK (kr) kr in Thousands	Apr. 30, 2018	Apr. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	kr 50,940	kr 28,050
Financial liabilities	212,705	205,583
Convertible loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		66,307
Other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	134,419	102,419
Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,256	20,837
Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	169	197
Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,020	15,823
Financial liabilities valued at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	212,705	205,583
Financial liabilities valued at amortized cost | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	134,419	102,419
Financial liabilities valued at amortized cost | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,256	20,837
Financial liabilities valued at amortized cost | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	169	197
Financial liabilities valued at amortized cost | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,020	15,823
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,578	35
Other current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	33,000	14
Accrued income
Disclosure of detailed information about financial instruments [line items]
Financial assets	782
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,580	28,001
Loans receivable and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	50,940	28,050
Loans receivable and accounts receivable | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,578	35
Loans receivable and accounts receivable | Other current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	33,000	14
Loans receivable and accounts receivable | Accrued income
Disclosure of detailed information about financial instruments [line items]
Financial assets	782
Loans receivable and accounts receivable | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	kr 15,580	kr 28,001